Stock-Based Compensation - Schedule of Stock Option Activities (Details) - $ / shares	3 Months Ended	12 Months Ended
	Dec. 31, 2024	Sep. 30, 2023
Schedule of Stock Option Activities [Abstract]
Number of Options, Outstanding Beginning		20,896
Weighted Average Exercise Price, Outstanding Beginning		$ 187.87
Number of Options, Expired		(5,358)
Weighted Average Exercise Price, Expired		$ (186.67)
Number of Options, Outstanding Ending	4,823	15,538
Weighted Average Exercise Price, Outstanding Ending	$ (550.6)	$ 188.28
Number of Options, Options Exercisable	4,823
Weighted Average Exercise Price, Options Exercisable	$ 550.6
Number of Options, Expected to Vest
Weighted Average Exercise Price Options, Expected to Vest
Number of Options, Forfeited	(10,715)
Weighted Average Exercise Price, Forfeited	$ (25.2)